Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

German American Capital Corporation (the “Company”)

Deutsche Mortgage & Asset Receiving Corporation

Deutsche Bank Securities Inc.

(together with the Company, the “Specified Parties”)

Re:  COMM 2017-DLTA Mortgage Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Specified Parties contained in an electronic data file provided to us on August 30, 2017 containing information on the mortgage loan and related mortgaged properties (the “Data File” defined below) which we were informed are to be included as collateral in the offering of the COMM 2017-DLTA Mortgage Trust, Commercial Mortgage Pass-Through Certificates. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic data file entitled “COMM 2017-DLTA_Tape_08-30-2017.xlsm” provided to us by the Company on August 30, 2017 containing data with respect to one mortgage loan (“Mortgage Loan”) and the related 56 mortgaged properties (“Mortgaged Properties”).
●	The term “Cut-Off Date” means the payment date in September 2017, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

The Company is responsible for the specified attributes identified by the Company in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

August 30, 2017

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
ID	Provided by Company
Loan Name	Provided by Company
Property Name	Provided by Company
Originator	Loan Agreement, Deed of Trust, Mortgage
Loan Seller	Provided by Company
Primary Type	Appraisal
Secondary Type	Appraisal
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, Engineering Report, USPS
Year Built	Appraisal, Engineering Report
Building Count	Appraisal, Engineering Report
Clear Height	Property Specifications, Appraisal, Engineering Report
Dock High Doors	Property Specifications, Appraisal, Engineering Report
Drive In Doors	Property Specifications, Appraisal, Engineering Report
Individual Appraised Values	Appraisal
Portfolio Appraised Value	Appraisal
Valuation Date	Appraisal
FIRREA	Appraisal
Material Recognized Environmental Concern (Y/N)	Environmental Report
Date of Engineering Report	Engineering Report
Date of Phase I Report	Environmental Report
Phase II Recommended (Yes/No)	Environmental Report
Date of Phase II Report	Environmental Report

A-1

ATTACHMENT A

Attribute	Source Document
Date of Seismic Report	Seismic Report
PML/SEL (%)	Seismic Report
Collateral SF	Underwritten Rent Roll
Cut-off Date	Provided by Company
1st Mortgage Current Balance	Loan Agreement, Deed of Trust, Mortgage
TMA Current Balance	Loan Agreement, Deed of Trust, Mortgage
Mezzanine Current Balance	Loan Agreement, Deed of Trust, Mortgage
Pari Passu Current Balance	Loan Agreement, Deed of Trust, Mortgage
Total Debt Balloon Balance	Loan Agreement, Deed of Trust, Mortgage
1st Mortgage Balloon Balance	Loan Agreement, Deed of Trust, Mortgage
TMA Balloon Balance	Loan Agreement, Deed of Trust, Mortgage
Mezzanine Balloon Balance	Loan Agreement, Deed of Trust, Mortgage
Pari Passu Balloon Balance	Loan Agreement, Deed of Trust, Mortgage
1st Mortgage Original Balance	Loan Agreement, Deed of Trust, Mortgage
TMA Original Balance	Loan Agreement, Deed of Trust, Mortgage
Mezzanine Original Balance	Mezzanine Loan Agreement
Pari Passu Original Balance	Loan Agreement, Deed of Trust, Mortgage
LIBOR Assumption	Provided by Company
LIBOR Setting	Loan Agreement, Deed of Trust, Mortgage
LIBOR Reset Frequency	Loan Agreement, Deed of Trust, Mortgage
LIBOR Rounding	Loan Agreement, Deed of Trust, Mortgage
1st Mortgage Floor	Loan Agreement, Deed of Trust, Mortgage
TMA LIBOR Floor	Loan Agreement, Deed of Trust, Mortgage
Pari Passu LIBOR Floor	Loan Agreement, Deed of Trust, Mortgage
Mezzanine Floor	Mezzanine Loan Agreement
Effective LIBOR TMA	Provided by Company
Effective LIBOR 1st Mortgage	Provided by Company

A-2

ATTACHMENT A

Attribute	Source Document
Effective LIBOR Pari Passu	Provided by Company
Effective LIBOR Mezzanine	Provided by Company
Mezzanine Margin	Mezzanine Loan Agreement
TMA Margin	Loan Agreement, Deed of Trust, Mortgage
Pari Passu Margin	Loan Agreement, Deed of Trust, Mortgage
1st Mortgage Margin	Loan Agreement, Deed of Trust, Mortgage
LIBOR Cap	LIBOR Cap Agreement
Margin Check	Provided by Company
Coupon Check	Provided by Company
Debt Service Check	Provided by Company
LIBOR Cap Expiration	LIBOR Cap Agreement
LIBOR Cap Provider	LIBOR Cap Agreement
LIBOR Cap Guarantor Ratings (S/M/F)	Provided by Company
Cap Coupon Check	Provided by Company
Debt Service Check at Cap	Provided by Company
Note Date	Loan Agreement, Deed of Trust, Mortgage
Borr. Legal Name	Loan Agreement, Deed of Trust, Mortgage
Recourse Carve Out Guarantees (Yes/No)	Loan Agreement, Deed of Trust, Mortgage
Recourse Guarantee Warm Body (Yes/No)	Loan Agreement, Deed of Trust, Mortgage
Recourse Guarantor Name	Loan Agreement, Deed of Trust, Mortgage
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Loan Agreement, Deed of Trust, Mortgage
Related Borrower	Loan Agreement, Deed of Trust, Mortgage
Loan Purpose	Loan Agreement, Deed of Trust, Mortgage
Payment Day	Loan Agreement, Deed of Trust, Mortgage
Interest Accrual Begin	Loan Agreement, Deed of Trust, Mortgage
Interest Accrual End	Loan Agreement, Deed of Trust, Mortgage

A-3

ATTACHMENT A

Attribute	Source Document
Rate Type	Loan Agreement, Deed of Trust, Mortgage
Loan Type	Loan Agreement, Deed of Trust, Mortgage
1st Amortization Date	Loan Agreement, Deed of Trust, Mortgage
Mezz Amort	Mezzanine Loan Agreement
IO Period	Loan Agreement, Deed of Trust, Mortgage
1st. IO Date	Loan Agreement, Deed of Trust, Mortgage
First Pmt Date	Loan Agreement, Deed of Trust, Mortgage
Maturity Date	Loan Agreement, Deed of Trust, Mortgage
Exit Fee	Loan Agreement, Deed of Trust, Mortgage
Extension Option	Loan Agreement, Deed of Trust, Mortgage
Extension Fee	Loan Agreement, Deed of Trust, Mortgage
Extended Maturity	Loan Agreement, Deed of Trust, Mortgage
Aggregate Extension Options	Loan Agreement, Deed of Trust, Mortgage
Prepay Description	Loan Agreement, Deed of Trust, Mortgage
Partial Prepay Permitted	Loan Agreement, Deed of Trust, Mortgage
Liquidated Damages	Loan Agreement, Deed of Trust, Mortgage
Lockout Period	Loan Agreement, Deed of Trust, Mortgage
Penalty Period	Loan Agreement, Deed of Trust, Mortgage
Open Period	Loan Agreement, Deed of Trust, Mortgage
Lockout Exp Date	Loan Agreement, Deed of Trust, Mortgage
Prepay Penalty Start Date	Loan Agreement, Deed of Trust, Mortgage
Prepay Penalty End Date	Loan Agreement, Deed of Trust, Mortgage
Grace Days Default	Loan Agreement, Deed of Trust, Mortgage
Grace Days Late Fee	Loan Agreement, Deed of Trust, Mortgage
Default Rate	Loan Agreement, Deed of Trust, Mortgage
Late Fee	Loan Agreement, Deed of Trust, Mortgage
SPE	Loan Agreement, Deed of Trust, Mortgage

A-4

ATTACHMENT A

Attribute	Source Document
Non Consol	Loan Agreement, Deed of Trust, Mortgage
Ind. Director	Loan Agreement, Deed of Trust, Mortgage
Cross Collat.	Loan Agreement, Deed of Trust, Mortgage
Cross Default	Loan Agreement, Deed of Trust, Mortgage
Partial Release Permitted	Loan Agreement, Deed of Trust, Mortgage
Partial Release Description	Loan Agreement, Deed of Trust, Mortgage
Lien Position	Title
Fee Simple	Title
Fully Extended Ground Lease Expiration Year	Ground Lease
Current Ground Rent	Ground Lease
LockBox Type	Loan Agreement, Cash Management Agreement
Cash Management	Loan Agreement, Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement, Cash Management Agreement
Initial Tax Reserve	Loan Agreement
Initial Insurance Reserve	Loan Agreement
Initial Replacement Reserve	Loan Agreement
Initial TI/LC Reserve	Loan Agreement
Initial Deferred Maintenance Reserve	Loan Agreement
Initial Environmental Reserve	Loan Agreement
Initial Debt Service Reserve	Loan Agreement
Initial Other Reserve	Loan Agreement
Initial Other Reserve Description	Loan Agreement
Ongoing Tax Escrow	Loan Agreement
Ongoing Insurance Escrow	Loan Agreement
Ongoing Required Replacement Reserves	Loan Agreement
Ongoing Required TI/LC	Loan Agreement
Ongoing Other Reserve	Loan Agreement

A-5

ATTACHMENT A

Attribute	Source Document
Ongoing Other Reserve Description	Loan Agreement
Occupancy	Underwritten Rent Roll
Occupancy As Of Date	Underwritten Rent Roll
2012 NCF	Underwritten Financial Summary Report
2013 NCF	Underwritten Financial Summary Report
2014 NCF	Underwritten Financial Summary Report
2015 NCF	Underwritten Financial Summary Report
2016 NCF	Underwritten Financial Summary Report
UW NCF	Underwritten Financial Summary Report
Master & Primary Servicing Fees	Provided by Company
Trustee/Certificate Administrator Fee Rate	Provided by Company
CREFC Fee Rate	Provided by Company
Sub-Servicer / Primary Servicer	Provided by Company
Sub-Servicing Fee	Provided by Company
Directs Investment (Borrower or Lender)	Loan Agreement
RE Tax	Loan Agreement
Insurance	Loan Agreement
Replacement Reserves	Loan Agreement
TI/LC	Loan Agreement
Immediate Repairs	Loan Agreement
Other Escrows	Loan Agreement
A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Appraised Value / Unit	Individual Appraised Value divided by Collateral SF
Total Debt Original Balance	The sum of (i) 1st Mortgage Original Balance and (ii) Mezzanine Original Balance
Total Debt Current Balance	The sum of (i) 1st Mortgage Current Balance and (ii) Mezzanine Current Balance
TMA Balance / Unit	TMA Current Balance divided by Collateral SF
1st Mortgage Balance / Unit	1st Mortgage Current Balance divided by Collateral SF
Total Debt Balance / Unit	Total Debt Current Balance divided by Collateral SF
TMA Aggregate Asset Value Current LTV	TMA Current Balance divided by the sum of the Individual Appraised Values for all Mortgaged Properties
1st Mortgage Aggregate Asset Value Current LTV	1st Mortgage Current Balance divided by the sum of the Individual Appraised Values for all Mortgaged Properties
Total Debt Aggregate Asset Value Current LTV	Total Debt Current Balance divided by the sum of the Individual Appraised Values for all Mortgaged Properties
TMA Portfolio Current LTV	TMA Current Balance divided by Portfolio Appraised Value
1st Mortgage Portfolio Current LTV	1st Mortgage Current Balance divided by Portfolio Appraised Value
Total Debt Portfolio Current LTV	Total Debt Current Balance divided by Portfolio Appraised Value
TMA Aggregate Asset Value Maturity LTV	TMA Balloon Balance divided by the sum of the Individual Appraised Values for all Mortgaged Properties
1st Mortgage Aggregate Asset Value Maturity LTV	1st Mortgage Balloon Balance divided by the sum of the Individual Appraised Values for all Mortgaged Properties

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt Aggregate Asset Value Maturity LTV	Total Debt Balloon Balance divided by the sum of the Individual Appraised Values for all Mortgaged Properties
TMA Portfolio Maturity LTV	TMA Balloon Balance divided by Portfolio Appraised Value
1st Mortgage Portfolio Maturity LTV	1st Mortgage Balloon Balance divided by Portfolio Appraised Value
Total Debt Portfolio Maturity LTV	Total Debt Balloon Balance divided by Portfolio Appraised Value
Total Debt Margin	The sum of (i) Mezzanine Margin multiplied by Mezzanine Original Balance and (ii) TMA Margin multiplied by TMA Original Balance; divided by Total Debt Original Balance
Total Debt Coupon	The sum of (i) Total Debt Margin and (ii) Effective LIBOR TMA
TMA Coupon	The sum of (i) TMA Margin and (ii) Effective LIBOR TMA
Pari Passu Coupon	The sum of (i) Pari Passu Margin and (ii) Effective LIBOR Pari Passu
1st Mortgage Coupon	The sum of (i) 1st Mortgage Margin and (ii) Effective LIBOR 1st Mortgage
Mezzanine Coupon	The sum of (i) Mezzanine Margin and (ii) Effective LIBOR Mezzanine
TMA Debt Service at LIBOR	TMA Coupon multiplied by TMA Current Balance multiplied by 365/360
Pari Passu Debt Service	Pari Passu Coupon multiplied by Pari Passu Current Balance multiplied by 365/360
1st Mortgage Debt Service at LIBOR	1st Mortgage Coupon multiplied by 1st Mortgage Current Balance multiplied by 365/360
Mezzanine Debt Service at LIBOR	Mezzanine Coupon multiplied by Mezzanine Current Balance multiplied by 365/360
Total Debt, Debt Service at LIBOR	Total Debt Coupon multiplied by Total Debt Current Balance multiplied by 365/360

B-2

ATTACHMENT B

Attribute	Calculation Methodology
TMA Cap Coupon	The sum of (i) LIBOR Cap and (ii)TMA Margin
Pari Passu Cap Coupon	The sum of (i) LIBOR Cap and (ii)Pari Passu Margin
1st Mortgage Cap Coupon	The sum of (i) LIBOR Cap and (ii)1st Mortgage Margin
Mezzanine Cap Coupon	The sum of (i) LIBOR Cap and (ii)Mezzanine Margin
Total Debt Cap Coupon	The sum of (i) LIBOR Cap and (ii)Total Debt Margin
TMA Debt Service at Cap	TMA Cap Coupon multiplied by TMA Current Balance multiplied by 365/360
Pari Passu Debt Service at Cap	Pari Passu Cap Coupon multiplied by Pari Passu Current Balance multiplied by 365/360
1st Mortgage Debt Service at Cap	1st Mortgage Cap Coupon multiplied by 1st Mortgage Current Balance multiplied by 365/360
Mezzanine Debt Service at Cap	Mezzanine Cap Coupon multiplied by Mezzanine Current Balance multiplied by 365/360
Total Debt, Debt Service at Cap	Total Debt Cap Coupon multiplied by Total Debt Current Balance multiplied by 365/360
Original Term	Number of payments between and including First Pmt Date and Maturity Date
Seasoning	Recompute by determining the number of payment dates from and inclusive of First Pmt Date to and inclusive of Cut-off Date
Remaining Term	Original Term minus Seasoning
Original Term Extended	Number of payments between and including First Pmt Date and Extended Maturity
Remaining Term Extended	Original Term Extended minus Seasoning
Total Debt UW NCF DSCR at LIBOR	UW NCF divided by Total Debt, Debt Service at LIBOR
Total Debt UW NCF DSCR at Cap	UW NCF divided by Total Debt, Debt Service at Cap
1st Mortgage UW NCF DSCR at LIBOR	UW NCF divided by 1st Mortgage Debt Service at LIBOR

B-3

ATTACHMENT B

Attribute	Calculation Methodology
1st Mortgage UW NCF DSCR at Cap	UW NCF divided by 1st Mortgage Debt Service at Cap
TMA UW NCF DSCR at LIBOR	UW NCF divided by TMA Debt Service at LIBOR
TMA UW NCF DSCR at Cap	UW NCF divided by TMA Debt Service at Cap
Total Debt UWNCF Debt Yield	UW NCF divided by Total Debt Original Balance
1st Mortgage UWNCF Debt Yield	UW NCF divided by 1st Mortgage Original Balance
TMA UWNCF Debt Yield	UW NCF divided by TMA Original Balance
Total Admin Fee	The sum of (i) Master & Primary Servicing Fees, (ii) Trustee/Certificate Administrator Fee Rate, (iii) CREFC Fee Rate and (iv) Sub-Servicing Fee

B-4

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1